Long-term debt-Credit facility Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended
	Apr. 11, 2011 Credit facility [Member]	Jun. 30, 2012 Credit facility [Member]	Jul. 22, 2008 Credit facility [Member]	Jun. 30, 2012 Credit Facility, disposal of MSC Antwerp [Member]	Apr. 04, 2011 Credit Facility, disposal of MSC Namibia [Member]	Jun. 22, 2010 Second supplemental agreement [Member]	Jun. 30, 2012 Credit facility and certain term loans [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 1,000,000
Portion of the Facility used to repay existing indebtness			631,340
Date of vessel's disposal				May 2009	April 4, 2011
Facility repayments due to sale of vessel				10,655	6,610
Drawdown amount	80,852
Undrawn balance as of the drawdown date	74,242
Line of Credit, priority	first priority mortgage on vessel COSCO Hellas
Line of Credit number of outstanding periodic payments of principal		24
Line of Credit Periodic Payment of Principal		22,473
Balloon payment		272,758
Third supplemental agreement date		September 6, 2011
Provisions of second supplemental agreement period (in years)						2
Security requirement before the second supplemental agreement						125.00%
Security requirement after the second supplemental agreement and for two years						80.00%
Minimum liquidity ratio						3.00%	3.00%
Payment of interest under the provision of second supplemental agreement						increased margin over LIBOR
Period of increased interest						June 15, 2010 to December 31, 2011
Interest paid upfront						2,995
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets						0.80:1	0.75:1
Number of vessels secured the Facility with First priority Mortgages		17
Number of ship owning companies as corporate guarantees		17
Minimum liquidity amount							30,000
Minimum Ratio of EBITDA to net interest expense							2.50:1
Minimum Market Value Adjusted Net Worth							$ 500,000